Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Australia 1.4%
Ansell Ltd.	852,416	15,779,416
Canada 6.8%
Alimentation Couche-Tard, Inc., Class B	680,574	20,856,176
Cameco Corp.	1,033,059	9,814,061
Cott Corp.	1,647,005	20,538,152
Stars Group, Inc. (The)(a)	743,802	11,133,029
Yamana Gold, Inc.	4,137,416	13,156,983
Total		75,498,401
China 1.4%
BeiGene Ltd., ADR(a)	13,411	1,642,311
Tencent Holdings Ltd.	340,900	14,259,139
Total		15,901,450
Denmark 0.4%
Novo Nordisk A/S, Class B	85,000	4,392,476
Finland 2.6%
Neste OYJ	289,987	9,594,117
UPM-Kymmene OYJ	637,412	18,821,911
Total		28,416,028
France 7.7%
BNP Paribas SA	252,207	12,261,522
Capgemini SE	171,288	20,169,364
DBV Technologies SA, ADR(a)	152,183	1,308,774
Eiffage SA	147,092	15,248,302
Sanofi	275,910	25,558,323
Total SA	219,018	11,403,555
Total		85,949,840
Germany 3.6%
Aroundtown SA	1,641,453	13,426,125
Bayer AG, Registered Shares	155,198	10,934,180
Covestro AG	219,375	10,855,132
Duerr AG	186,676	4,844,451
Total		40,059,888
Hong Kong 1.1%
WH Group Ltd.	12,991,000	11,634,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	94,938	1,439,260
Israel 1.9%
Bank Hapoalim BM(a)	1,988,583	15,668,714
Bezeq Israeli Telecommunication Corp., Ltd.(a)	7,619,352	5,053,023
Total		20,721,737
Italy 1.3%
Recordati SpA	320,576	13,749,119
Japan 26.9%
Amano Corp.	581,900	17,795,580
Bandai Namco Holdings, Inc.	99,000	6,173,401
BayCurrent Consulting, Inc.	236,100	10,452,965
CYBERDYNE, Inc.(a)	238,900	1,471,159
Invincible Investment Corp.	26,710	16,494,811
ITOCHU Corp.	955,700	19,796,012
Kinden Corp.	489,300	7,276,403
Koito Manufacturing Co., Ltd.	231,800	11,410,105
Matsumotokiyoshi Holdings Co., Ltd.	574,200	21,071,235
Meitec Corp.	139,100	6,835,293
Mitsubishi UFJ Financial Group, Inc.	2,558,000	13,027,541
Nihon M&A Center, Inc.	665,100	18,813,594
Nippon Telegraph & Telephone Corp.	434,900	20,807,231
ORIX Corp.	1,133,200	16,951,539
Recruit Holdings Co., Ltd.	274,300	8,380,826
Round One Corp.	575,400	8,628,786
Shionogi & Co., Ltd.	263,900	14,713,227
Ship Healthcare Holdings, Inc.	139,400	5,943,215
SoftBank Group Corp.	129,700	5,118,017
Sony Corp.	342,300	20,232,725
Subaru Corp.	498,300	14,091,978
Takeda Pharmaceutical Co., Ltd.	696,685	23,907,222
Takuma Co., Ltd.	455,000	5,177,044
ValueCommerce Co., Ltd.	324,000	5,141,276
Total		299,711,185
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 11.1%
ABN AMRO Bank NV	950,992	16,753,065
ASR Nederland NV	453,955	16,750,753
ING Groep NV	1,160,027	12,118,492
Koninklijke Ahold Delhaize NV	961,654	24,048,711
Royal Dutch Shell PLC, Class A	1,288,321	37,781,865
Signify NV	596,506	16,393,539
Total		123,846,425
Norway 2.6%
BW LPG Ltd.	1,794,515	10,498,862
SalMar ASA	412,924	18,128,370
Total		28,627,232
Pakistan 0.4%
Lucky Cement Ltd.	1,105,900	2,420,352
Oil & Gas Development Co., Ltd.	2,924,200	2,304,794
Total		4,725,146
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	576,325	8,174,249
South Korea 2.7%
Hyundai Home Shopping Network Corp.	101,298	7,744,934
Samsung Electronics Co., Ltd.	341,391	13,977,932
Youngone Corp.	285,636	8,517,195
Total		30,240,061
Spain 3.6%
ACS Actividades de Construccion y Servicios SA	500,248	19,987,900
Endesa SA	433,501	11,403,550
Tecnicas Reunidas SA(a)	348,928	8,560,447
Total		39,951,897
Sweden 1.8%
Granges AB	416,115	4,246,486
Hemfosa Fastigheter AB	1,582,096	16,019,450
Total		20,265,936
Switzerland 4.2%
Nestlé SA, Registered Shares	192,133	20,837,696
Roche Holding AG, Genusschein Shares	88,347	25,723,529
Total		46,561,225
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 11.3%
BP PLC	2,220,680	14,058,597
British American Tobacco PLC	472,718	17,457,594
BT Group PLC	4,471,838	9,808,593
Crest Nicholson Holdings PLC	1,395,267	6,513,255
DCC PLC	247,074	21,548,399
GW Pharmaceuticals PLC, ADR(a)	15,002	1,725,680
John Wood Group PLC	1,452,161	6,770,136
Just Group PLC(a)	8,959,453	5,836,347
Legal & General Group PLC	4,452,267	13,589,748
TP ICAP PLC	4,380,363	18,337,730
WPP PLC	816,018	10,217,657
Total		125,863,736
United States 4.3%
ACADIA Pharmaceuticals, Inc.(a)	63,653	2,290,871
Aerie Pharmaceuticals, Inc.(a)	70,694	1,358,739
Alexion Pharmaceuticals, Inc.(a)	38,302	3,751,298
Broadcom, Inc.	27,274	7,529,533
Burford Capital Ltd.	1,006,374	10,160,302
Insmed, Inc.(a)	100,367	1,770,474
Liberty Global PLC, Class C(a)	644,678	15,336,889
Puma Biotechnology, Inc.(a),(b)	51,912	558,833
Quotient Ltd.(a)	443,401	3,445,226
Sage Therapeutics, Inc.(a)	11,285	1,583,173
Total		47,785,338
Total Common Stocks (Cost $1,189,404,740)		1,089,294,239

Exchange-Traded Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI EAFE ETF	248,644	16,214,075
Total Exchange-Traded Funds (Cost $15,893,648)		16,214,075

Options Purchased Calls 0.0%
Value ($)
(Cost $339,665)	367,533

2	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2019 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(c),(d)	2,531,134	2,530,881
Total Money Market Funds (Cost $2,530,881)		2,530,881
Total Investments in Securities (Cost $1,208,168,934)		1,108,406,728
Other Assets & Liabilities, Net		4,329,715
Net Assets		$1,112,736,443
At September 30, 2019, securities and/or cash totaling $838,704 were pledged as collateral.
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
57,768,000 CAD	43,669,581 USD	State Street	10/30/2019	45,563	—
4,938,000 GBP	6,171,690 USD	State Street	10/30/2019	92,570	—
9,372,000 GBP	11,480,916 USD	State Street	10/30/2019	—	(56,856)
53,578,000 ILS	15,246,274 USD	State Street	10/30/2019	—	(190,352)
3,071,514,000 JPY	28,907,142 USD	State Street	10/30/2019	441,268	—
26,197,099,000 KRW	21,762,003 USD	State Street	10/30/2019	—	(107,624)
172,478,000 NOK	19,110,282 USD	State Street	10/30/2019	141,310	—
48,479,986 USD	71,268,000 AUD	State Street	10/30/2019	—	(325,765)
21,863,470 USD	21,326,000 CHF	State Street	10/30/2019	—	(438,691)
7,633,873 USD	51,400,000 DKK	State Street	10/30/2019	—	(111,871)
18,148,199 USD	16,374,000 EUR	State Street	10/30/2019	—	(259,946)
1,092,256 USD	10,602,000 SEK	State Street	10/30/2019	—	(13,091)
14,163,700 USD	19,603,000 SGD	State Street	10/30/2019	24,162	—
Total				744,873	(1,504,196)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE SPX Volatility Index	JPMorgan	USD	2,141,446	1,301	15.00	10/16/2019	339,665	367,533

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Puma Biotechnology, Inc.	JPMorgan	USD	(558,704)	(519)	13.50	10/18/2019	(15,501)	(10,380)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	7,706,653	190,359,896	(195,535,415)	2,531,134	(30)	—	139,779	2,530,881
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019